Offerings	Oct. 16, 2026 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Transaction Valuation	$ 1,194,914.17
Fee Rate	0.0087%
Amount of Registration Fee	$ 103.96
Offering Note

(1)	Estimated for purposes of calculating the amount of the filing fee only. Calculated as the aggregate maximum purchase price for shares of beneficial interest.
(2)	Calculated at $87.00 per $1,000,000 of the Transaction Valuation in accordance with Section 14(g) under the Securities Exchange Act of 1934, as amended and modified, for fiscal year 2027.

Offering: 2
Offering:
Fee Previously Paid	false
Transaction Valuation	$ 0
Fee Rate	0.0087%
Amount of Registration Fee	$ 0
Offering Note

(1)	Estimated for purposes of calculating the amount of the filing fee only. Calculated as the aggregate maximum purchase price for shares of beneficial interest.
(2)	Calculated at $87.00 per $1,000,000 of the Transaction Valuation in accordance with Section 14(g) under the Securities Exchange Act of 1934, as amended and modified, for fiscal year 2027.